Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Summary of financial instruments measured at fair value on a recurring basis

The table below sets forth a summary of financial instruments that are measured at fair value on a recurring basis at December 31, 2015 (in thousands):

		Fair Value Measurements at Reporting Date Using
	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Convertible preferred stock warrant liabilities	$6,927	$—	$—	$6,927

Summary of changes in the fair value of preferred stock warrants

The changes in the fair value of preferred stock warrants are summarized below (in thousands):

	Year Ended December 31,
	2014	2015	2016
Beginning balance	$408	$966	$6,927
Change in value of preferred stock warrants recorded in other expense, net	558	5,961	9,458
Reclassification to convertible preferred stock upon net exercise of Series Seed warrant in February 2016	—	—	(3,789)
Conversion of preferred stock warrants to common stock warrants upon the closing of the Company’s IPO on September 26, 2016	—	—	(12,596)

Ending balance	$966	$6,927	$—

Schedule of assumptions utilized to determine the fair value of preferred stock warrants

The Company determined the fair value of the preferred stock warrants utilizing the Black-Scholes model with the following assumptions:

	Series Seed			Series A-3
	As of Dec 31,		As of	As of Dec 31,		As of
	2014	2015	Sept 26, 2016	2014	2015	Sept 26, 2016
Contractual term (years)	6.7	5.7	4.9	8.2	7.2	6.5
Expected volatility	53.9%	60.3%	59.1%	54.1%	61.3%	59.1%
Risk-free interest rate	1.97%	1.84%	1.12%	2.07%	2.09%	1.34%
Estimated dividend yield	—%	—%	—%	—%	—%	—%